Other income / (charges) (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of Other Income / (Charges)

	2024	2023	2022

Other income	153	35	341

Other charges	(8)	(92)	-

On December 31	145	(57)	341